Fees Summary	Jul. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,538,000.00
Total Fee Amount	1,593.40
Total Offset Amount	0.00
Net Fee	$ 1,593.40
Offering Table N/A
Offset Table N/A	N/A